	RMB Small Cap Fund
	Portfolio Holdings As of March 31, 2022 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 95.1%
	(percentage of net assets)
	AEROSPACE & DEFENSE 1.7%
	Curtiss-Wright Corp.	15,175	$2,278,678

	AUTO COMPONENTS 3.6%
*	Fox Factory Holding Corp.	23,267	2,279,002
*	Visteon Corp.	22,806	2,488,819
			4,767,821
	BANKS 10.6%
	PacWest Bancorp	55,201	2,380,819
	Seacoast Banking Corp. of Florida	113,428	3,972,249
	Stock Yards Bancorp, Inc.	51,111	2,703,772
	TriCo Bancshares	96,560	3,865,297
*	TriState Capital Holdings, Inc.	36,415	1,210,070
			14,132,207
	BIOTECHNOLOGY 3.0%
*	2seventy bio, Inc.	11,167	190,509
*	Allogene Therapeutics, Inc.	18,229	166,066
*	CareDx, Inc.	21,402	791,660
*	CRISPR Therapeutics AG	10,864	681,933
*	Editas Medicine, Inc.	24,536	466,675
*	Intellia Therapeutics, Inc.	7,344	533,689
*	Iovance Biotherapeutics, Inc.	34,791	579,270
*	Veratyce, Inc.	20,239	557,989
			3,967,791
	BUILDING PRODUCTS 1.2%
*	Trex Co., Inc.	23,609	1,542,376

	CAPITAL MARKETS 1.5%
	Stifel Financial Corp.	29,888	2,029,395

	CONSTRUCTION & ENGINEERING 1.6%
	Valmont Industries, Inc.	8,826	2,105,884

	CONSTRUCTION MATERIALS 2.4%
	Eagle Materials, Inc.	25,137	3,226,585

	CONTAINERS & PACKAGING 1.4%
	AptarGroup, Inc.	15,893	1,867,428

	DISTRIBUTORS 2.6%
	Pool Corp.	8,344	3,528,260

	ELECTRICAL EQUIPMENT 1.6%
	EnerSys	28,289	2,109,511

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.0%
	Badger Meter, Inc.	13,977	1,393,647

	EQUITY REAL ESTATE INVESTMENT 10.2%
	Community Healthcare Trust, Inc.	23,774	1,003,500
	EastGroup Properties, Inc.	28,189	5,730,260
	Essential Properties Realty Trust, Inc.	133,283	3,372,060
	PotlatchDeltic Corp.	47,272	2,492,653
	UMH Properties, Inc.	42,504	1,045,173
			13,643,646
	HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
*	BioLife Solutions, Inc.	55,043	1,251,127
*	Neogen Corp.	51,640	1,592,578
			2,843,705
	HEALTH CARE TECHNOLOGY 2.2%
*	Omnicell, Inc.	22,759	2,947,063

	HOUSEHOLD DURABLES 1.6%
*	Helen of Troy Ltd.	6,464	1,265,910
*	Sonos, Inc.	31,788	897,057
			2,162,967
	INSURANCE 4.6%
	American Financial Group, Inc.	26,914	3,919,217
	Argo Group International Holdings Ltd.	53,795	2,220,657
			6,139,874
	LIFE SCIENCES TOOLS & SERVICES 6.3%
*	NeoGenomics, Inc.	77,581	942,609
*	Repligen Corp.	16,678	3,136,965
	West Pharmaceutical Services, Inc.	10,479	4,303,830
			8,383,404
	MACHINERY 9.2%
*	Chart Industries, Inc.	16,981	2,916,826
	ITT, Inc.	30,893	2,323,463
	Kadant, Inc.	19,380	3,763,402
	Lincoln Electric Holdings, Inc.	11,897	1,639,526
*	RBC Bearings, Inc.	8,627	1,672,603
			12,315,820
	METALS & MINING 1.7%
	Carpenter Technology Corp.	54,693	2,296,012

	OIL, GAS & CONSUMABLE FUELS 4.7%
	Devon Energy Corp.	106,141	6,276,117

	PHARMACEUTICALS 2.5%
*	Catalent, Inc.	30,640	3,397,976

	PROFESSIONAL SERVICES 2.2%
	Exponent, Inc.	27,427	2,963,487

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.2%
	MKS Instruments, Inc.	22,568	3,385,200
	Monolithic Power Systems, Inc.	6,197	3,009,759
*	Synaptics, Inc.	2,949	588,326
			6,983,285
	SOFTWARE 8.6%
*	Digimarc Corp.	21,355	563,132
*	Fair Isaac Corp.	5,093	2,375,681
*	Five9, Inc.	12,413	1,370,395
*	Guidewire Software, Inc.	9,856	932,575
*	PTC, Inc.	23,081	2,486,285
*	Q2 Holdings, Inc.	20,748	1,279,114
*	Tyler Technologies, Inc.	5,480	2,437,997
			11,445,179
	TEXTILES, APPAREL & LUXURY GOODS 1.8%
	Columbia Sportswear Co.	25,834	2,338,752
	Total Common Stocks (Cost: $70,161,759)		127,086,870

	Short-Term Investments 4.9%
	(percentage of net assets)
	MONEY MARKET FUNDS 4.9%
	First American Government Obligations Fund - Class X - 0.19% [a]	6,558,981	6,558,981
	Total Short-Term Investments (Cost: $6,558,981)		6,558,981

	Total Investments 100.0% (Cost: $76,720,740)		$133,645,851
	Cash and other assets, less liabilities 0.0%		23,595
	Net Assets 100.0%		$133,669,446

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2022	Level 1	Level 2	Level 3	Total
RMB Small Cap Fund
Assets
Common Stocks[1]	$127,086,870	$-	$-	$127,086,870
Short-Term Investments	6,558,981	-	-	6,558,981
Total Investments in Securities	$133,645,851	$-	$-	$133,645,851

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.